Inventories, Net	6 Months Ended
Sep. 30, 2024
Inventories, Net [Abstract]
INVENTORIES, NET
4.	INVENTORIES

Inventories consisted of the following:

	As of September 30, 2024	As of March 31, 2024
	(Unaudited)
Raw materials	$1,048,039	$1,374,648
Work in process	113,537	235,194
Finished goods	226,465	77,310
Inventory in transit (Note A)	579,783	336,304
Inventories	$1,967,824	$2,023,456

Note A: Inventory in transit represents products shipped but not received by customers as of the balance sheet dates.